CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash reserves	$ 8,649,583	$ 19,263,147
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	1,136,975	854,994
Foreign currency [member]
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes		$ 163,802
Covipacifico [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	28,055
Covioriente [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	35,171
Coviandina [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	$ 54,953